GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Summary of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, Net
Balance at beginning of period	$ 51,664	$ 56,700
Additions		6,848
Vidazoo measurement period adjustments	49,436
Amortization	(12,448)	(11,884)
Balance at end of period	88,652	51,664
Acquired technology [Member]
Intangible assets, Gross
Balance at beginning of period	89,775	84,417
Additions		5,358
Vidazoo measurement period adjustments	35,072
Amortization	0	0
Balance at end of period	124,847	89,775
Accumulated amortization
Balance at beginning of period	(41,023)	(31,137)
Additions		0
Vidazoo measurement period adjustments	0
Amortization	(10,083)	(9,886)
Balance at end of period	(51,106)	(41,023)
Impairment
Balance at beginning of period	(8,749)	(8,749)
Vidazoo measurement period adjustments	0
Additions		0
Amortization	0	0
Balance at end of period	(8,749)	(8,749)
Intangible assets, Net
Balance at beginning of period	40,003	44,531
Additions		5,358
Vidazoo measurement period adjustments	35,072
Amortization	(10,083)	(9,886)
Balance at end of period	64,992	40,003
Customer relationship [Member]
Intangible assets, Gross
Balance at beginning of period	46,544	45,054
Additions		1,490
Vidazoo measurement period adjustments	11,206
Amortization	0	0
Balance at end of period	57,750	46,544
Accumulated amortization
Balance at beginning of period	(24,976)	(23,218)
Additions		0
Vidazoo measurement period adjustments	0
Amortization	(2,080)	(1,758)
Balance at end of period	(27,056)	(24,976)
Impairment
Balance at beginning of period	(10,426)	(10,426)
Vidazoo measurement period adjustments	0
Additions		0
Amortization	0	0
Balance at end of period	(10,426)	(10,426)
Intangible assets, Net
Balance at beginning of period	11,142	11,410
Additions		1,490
Vidazoo measurement period adjustments	11,206
Amortization	(2,080)	(1,758)
Balance at end of period	20,268	11,142
Tradename and other [Member]
Intangible assets, Gross
Balance at beginning of period	18,503	18,503
Additions		0
Vidazoo measurement period adjustments	3,158
Amortization	0	0
Balance at end of period	21,661	18,503
Accumulated amortization
Balance at beginning of period	(12,874)	(12,634)
Additions		0
Vidazoo measurement period adjustments	0
Amortization	(285)	(240)
Balance at end of period	(13,159)	(12,874)
Impairment
Balance at beginning of period	(5,110)	(5,110)
Additions	0	0
Amortization	0	0
Balance at end of period	(5,110)	(5,110)
Intangible assets, Net
Balance at beginning of period	519	759
Additions		0
Vidazoo measurement period adjustments	3,158
Amortization	(285)	(240)
Balance at end of period	$ 3,392	$ 519